SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 1,303	$ 2,120
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 851	1,326
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate	2.45%
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate	4.30%
Short term credit from others [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 308	612
Annual interest rate	4.15%
Long-term debt from banks in NIS bears interest of Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 144	$ 182
Annual interest rate	2.60%